CONTINGENCIES AND COMMITMENTS (Details 1) - Held Securities [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Third party operations
Collections	$ 99,784	$ 175,200
Assets from third parties managed by the Bank and its affiliates	1,630,431	1,660,804
Subtotal	1,730,215	1,836,004
Custody of securities
Securities held in custody	11,160,488	383,002
Securities held in custody deposited in other entity	861,405	760,083
Issued securities held in custody	12,335,871	22,046,701
Subtotal	24,357,764	23,189,786
Total	$ 26,087,979	$ 25,025,790